Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Sale	$ (206)
Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(65)	$ (75)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	519	2
Through OCI	18	(12)
Transfer	(30)
Sale	0	0
Ending balance	(572)	(65)
Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	6,188	6,778
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(533)	689
Through OCI	(117)	(31)
Transfer	(30)
Sale	(4,515)
Sale of Steelmaking Coal Business		68
Ending balance	2,293	6,188
Net operating loss and capital loss carryforwards | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(61)	(48)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	536	13
Through OCI	66	0
Transfer	509
Sale	0	0
Ending balance	(1,172)	(61)
Net operating loss and capital loss carryforwards | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(652)	(458)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(140)	205
Through OCI	0	(11)
Transfer	509
Sale	1	0
Ending balance	(2)	(652)
Property, plant and equipment | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	167	165
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(10)	(2)
Through OCI	(116)	0
Transfer	(521)
Sale	0	0
Ending balance	814	167
Property, plant and equipment | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,894	7,234
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(166)	(638)
Through OCI	(112)	46
Transfer	(521)
Sale	(4,482)	68
Ending balance	3,169	7,894
Decommissioning and restoration provisions | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(167)	(155)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(77)	12
Through OCI	(2)	0
Transfer	39
Sale	0	0
Ending balance	(127)	(167)
Decommissioning and restoration provisions | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,167)	(803)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(13)	371
Through OCI	20	(7)
Transfer	39
Sale	(48)	0
Ending balance	(1,183)	(1,167)
Unrealized foreign exchange | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(75)	(91)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(41)	(7)
Through OCI	7	(9)
Transfer	0
Sale	0	0
Ending balance	(41)	(75)
Withholding taxes | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	116	133
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(25)	14
Through OCI	(10)	3
Transfer	0
Sale	0	0
Ending balance	151	116
Inventories | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	161	148
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(9)	(10)
Through OCI	1	(3)
Transfer	5
Sale	19	0
Ending balance	193	161
Other temporary differences (TDs) | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(4)	(37)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	70	(21)
Through OCI	70	(12)
Transfer	(57)
Sale	0	0
Ending balance	(87)	(4)
Other temporary differences (TDs) | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(89)	615
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(139)	754
Through OCI	(23)	(50)
Transfer	(62)
Sale	(5)	0
Ending balance	$ 6	$ (89)